RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of transactions with related parties
Transactions with related parties:

	Year ended December 31,
	2016	2015	2014

Cost of revenues of products	$9,129	$2,915	$4,876

Schedule of balances with related parties
Balances with related parties:

	December 31,
	2016	2015

Accrued expenses	$3,080	$339

Trade payable	$4,785	$1,170